Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Capital Leases
2017	$ 3,416
2018	3,561
2019	3,241
2020	2,558
2021	1,768
Thereafter	5,216
Total	19,760
Less: imputed interest	(4,155)
Present value of minimum lease payments	15,605
Less: current capital lease obligations	(2,683)
Long-term capital lease obligations	12,922
Operating Leases & Royalty Commitments
2017	125,316
2018	68,488
2019	59,727
2020	55,080
2021	51,376
Thereafter	355,918
Total	$ 715,905